Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Mar. 31, 2018
Registrant Name	FORUM FUNDS
Central Index Key	0000315774
Amendment Flag	false
Document Creation Date	Jul. 26, 2018
Document Effective Date	Aug. 01, 2018
Prospectus Date	Aug. 01, 2018